Components of Total Interest Expense (Detail) (USD $)	12 Months Ended		101 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Note conversion discount	$ 14,366,161	$ 5,612,863
Interest expense on 2012 debentures	2,174,244	105,034
Amortized deferred financing fees	1,709,531	48,844
Liquidated damages on 2012 debentures	319,221	594,288
Total Interest Expense	$ 18,569,157	$ 6,361,029	$ 26,190,285